Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000028918 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028918 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028918 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028918 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028918 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028918 [Member] | ZAMBIA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028918 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000028918 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000028918 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028918 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028918 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028918 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028918 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028918 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028918 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028918 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028918 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028918 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000028918 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028918 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000077654 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077654 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077654 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077654 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077654 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077654 [Member] | ZAMBIA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077654 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000077654 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077654 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077654 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077654 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077654 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077654 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077654 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077654 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077654 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077654 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077654 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077654 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000077654 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000077653 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077653 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077653 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077653 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077653 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077653 [Member] | ZAMBIA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077653 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000077653 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077653 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077653 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077653 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077653 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077653 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077653 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077653 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077653 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077653 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077653 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077653 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000077653 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000114869 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114869 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114869 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114869 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114869 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114869 [Member] | ZAMBIA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000114869 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000114869 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000114869 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000114869 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000114869 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000114869 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114869 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000114869 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000114869 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114869 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114869 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000114869 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000114869 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000114869 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000077652 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077652 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077652 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077652 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077652 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077652 [Member] | ZAMBIA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077652 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000077652 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077652 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077652 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077652 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077652 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077652 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077652 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077652 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077652 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077652 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077652 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077652 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000077652 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000083512 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000083512 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000083512 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000083512 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000083512 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000083512 [Member] | ZAMBIA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000083512 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000083512 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000083512 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000083512 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000083512 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000083512 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083512 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000083512 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000083512 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083512 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000083512 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000083512 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000083512 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000083512 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000077651 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077651 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077651 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077651 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077651 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077651 [Member] | ZAMBIA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077651 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000077651 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077651 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077651 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077651 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077651 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077651 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077651 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077651 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077651 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077651 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077651 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077651 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000077651 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000077650 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077650 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077650 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077650 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077650 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077650 [Member] | ZAMBIA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077650 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000077650 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077650 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077650 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077650 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077650 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077650 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077650 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077650 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077650 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077650 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077650 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077650 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000077650 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000077655 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077655 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077655 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000077655 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000077655 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077655 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.90%
C000077655 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077655 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077655 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077655 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.10%
C000077655 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077655 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077655 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077655 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000077655 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077655 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077656 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077656 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077656 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000077656 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000077656 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077656 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.90%
C000077656 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077656 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077656 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077656 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.10%
C000077656 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077656 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077656 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077656 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000077656 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077656 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083513 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000083513 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000083513 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000083513 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000083513 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000083513 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.90%
C000083513 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000083513 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000083513 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000083513 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.10%
C000083513 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083513 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000083513 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000083513 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000083513 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000083513 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077657 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077657 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077657 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000077657 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000077657 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077657 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.90%
C000077657 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077657 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077657 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077657 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.10%
C000077657 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077657 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077657 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077657 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000077657 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077657 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177052 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000177052 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000177052 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000177052 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000177052 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177052 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.90%
C000177052 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000177052 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177052 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000177052 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.10%
C000177052 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177052 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177052 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177052 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000177052 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000177052 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077658 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077658 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077658 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000077658 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000077658 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077658 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.90%
C000077658 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077658 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077658 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077658 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.10%
C000077658 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077658 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077658 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077658 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000077658 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077658 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028919 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028919 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028919 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028919 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028919 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028919 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.90%
C000028919 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000028919 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000028919 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000028919 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.10%
C000028919 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028919 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028919 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028919 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000028919 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000028919 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028923 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028923 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028923 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028923 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028923 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028923 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000028923 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000028923 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028923 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028923 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077663 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077663 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077663 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077663 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077663 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077663 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000077663 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077663 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077663 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077663 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077662 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077662 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077662 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077662 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077662 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077662 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000077662 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077662 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077662 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077662 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000114870 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114870 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000114870 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000114870 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114870 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114870 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000114870 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000114870 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114870 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114870 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077661 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077661 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077661 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077661 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077661 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077661 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000077661 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077661 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077661 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077661 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000083515 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000083515 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000083515 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000083515 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000083515 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000083515 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000083515 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000083515 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083515 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083515 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077660 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077660 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077660 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077660 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077660 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077660 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000077660 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077660 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077660 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077660 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077659 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077659 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077659 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077659 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077659 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077659 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000077659 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077659 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077659 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077669 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077669 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077669 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077669 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000077669 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077669 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.80%
C000077669 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077669 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077669 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077669 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077669 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077669 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077669 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077670 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077670 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077670 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077670 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000077670 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077670 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.80%
C000077670 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077670 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077670 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077670 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077670 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077670 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077670 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000083517 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000083517 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000083517 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000083517 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000083517 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000083517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.80%
C000083517 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000083517 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000083517 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000083517 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000083517 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083517 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000083517 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077671 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077671 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077671 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077671 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000077671 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077671 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.80%
C000077671 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077671 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077671 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077671 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077671 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077671 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077671 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000114872 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114872 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000114872 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114872 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000114872 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114872 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.80%
C000114872 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000114872 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000114872 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000114872 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000114872 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114872 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000114872 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000177053 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000177053 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000177053 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177053 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000177053 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000177053 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.80%
C000177053 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000177053 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000177053 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000177053 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000177053 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177053 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177053 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077672 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077672 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077672 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077672 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000077672 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077672 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.80%
C000077672 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077672 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077672 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077672 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077672 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077672 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077672 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028926 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028926 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028926 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028926 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000028926 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028926 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.80%
C000028926 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000028926 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028926 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000028926 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028926 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028926 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028926 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028933 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028933 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028933 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028933 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028933 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028933 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.50%
C000028933 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000028933 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000028933 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000028933 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000028933 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028933 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028933 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028933 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028933 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077682 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077682 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077682 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077682 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077682 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077682 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.50%
C000077682 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000077682 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077682 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077682 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077682 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077682 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077682 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077682 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077682 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077681 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077681 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077681 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077681 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077681 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077681 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.50%
C000077681 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000077681 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077681 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077681 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077681 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077681 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077681 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077681 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077681 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000114874 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114874 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000114874 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114874 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114874 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114874 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.50%
C000114874 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000114874 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000114874 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114874 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000114874 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114874 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114874 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114874 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000114874 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077680 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077680 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077680 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077680 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077680 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077680 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.50%
C000077680 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000077680 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077680 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077680 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077680 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077680 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077680 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077680 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077680 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000083520 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000083520 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000083520 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000083520 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000083520 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000083520 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.50%
C000083520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000083520 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000083520 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000083520 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000083520 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083520 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000083520 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000083520 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000083520 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077679 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077679 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077679 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077679 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077679 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077679 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.50%
C000077679 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000077679 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077679 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077679 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077679 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077679 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077679 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077679 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077679 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077678 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077678 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077678 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077678 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077678 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077678 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.50%
C000077678 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000077678 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077678 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077678 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077678 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077678 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077678 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077678 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077678 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077683 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077683 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000077683 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077683 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077683 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077683 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.10%
C000077683 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077683 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000077683 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077683 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077683 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077683 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077683 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077683 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000077683 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077684 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077684 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000077684 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077684 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077684 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077684 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.10%
C000077684 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077684 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000077684 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077684 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077684 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077684 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077684 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077684 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000077684 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000083521 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000083521 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000083521 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000083521 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000083521 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000083521 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.10%
C000083521 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000083521 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000083521 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.40%
C000083521 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000083521 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083521 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000083521 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083521 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000083521 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077685 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077685 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000077685 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077685 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077685 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077685 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.10%
C000077685 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077685 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000077685 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077685 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077685 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077685 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077685 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077685 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000077685 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000114875 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114875 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000114875 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114875 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114875 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114875 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.10%
C000114875 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114875 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000114875 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.40%
C000114875 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000114875 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114875 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114875 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114875 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000114875 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077686 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077686 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000077686 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077686 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077686 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077686 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.10%
C000077686 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077686 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000077686 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077686 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077686 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077686 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077686 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077686 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000077686 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077687 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077687 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000077687 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077687 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077687 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077687 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.10%
C000077687 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077687 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000077687 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077687 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077687 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077687 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077687 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077687 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000077687 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000028934 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028934 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028934 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028934 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028934 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028934 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.10%
C000028934 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000028934 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000028934 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.40%
C000028934 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000028934 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028934 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028934 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028934 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000028934 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000028935 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028935 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028935 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028935 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028935 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028935 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000028935 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.40%
C000028935 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.80%
C000028935 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.10%
C000028935 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000028935 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028935 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028935 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000028935 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077692 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077692 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077692 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077692 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077692 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000077692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.40%
C000077692 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.80%
C000077692 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.10%
C000077692 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000077692 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077692 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077692 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000077692 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077691 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077691 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077691 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077691 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077691 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077691 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000077691 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.40%
C000077691 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.80%
C000077691 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.10%
C000077691 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000077691 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077691 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077691 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000077691 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000114876 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114876 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114876 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114876 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114876 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114876 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000114876 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.40%
C000114876 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.80%
C000114876 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.10%
C000114876 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000114876 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114876 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114876 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000114876 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077690 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077690 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077690 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077690 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077690 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000077690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.40%
C000077690 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.80%
C000077690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.10%
C000077690 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000077690 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077690 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077690 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000077690 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000083522 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000083522 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000083522 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000083522 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000083522 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000083522 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000083522 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.40%
C000083522 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.80%
C000083522 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.10%
C000083522 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000083522 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083522 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000083522 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000083522 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077689 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077689 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077689 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077689 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077689 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077689 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000077689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.40%
C000077689 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.80%
C000077689 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.10%
C000077689 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000077689 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077689 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077689 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000077689 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077688 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077688 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077688 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077688 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077688 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077688 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000077688 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.40%
C000077688 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.80%
C000077688 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.10%
C000077688 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000077688 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077688 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077688 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000077688 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077722 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077722 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077722 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077722 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077722 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	90.80%
C000077722 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077722 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077722 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077722 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077722 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077722 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077722 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077722 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077722 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000077722 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000077723 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077723 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077723 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077723 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077723 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	90.80%
C000077723 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077723 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077723 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077723 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077723 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077723 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077723 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077723 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077723 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000077723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000083530 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083530 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000083530 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000083530 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083530 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000083530 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	90.80%
C000083530 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000083530 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000083530 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000083530 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.20%
C000083530 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000083530 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083530 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000083530 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000083530 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000083530 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000077724 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077724 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077724 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077724 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077724 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077724 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	90.80%
C000077724 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077724 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077724 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077724 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077724 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077724 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077724 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077724 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077724 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000077724 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000114880 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114880 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114880 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114880 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114880 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114880 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	90.80%
C000114880 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000114880 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000114880 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000114880 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.20%
C000114880 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000114880 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114880 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000114880 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114880 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000114880 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000077725 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077725 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077725 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077725 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077725 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077725 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	90.80%
C000077725 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077725 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077725 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077725 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077725 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077725 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077725 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077725 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077725 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000077725 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000077726 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077726 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077726 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077726 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077726 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077726 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	90.80%
C000077726 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077726 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077726 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077726 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077726 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077726 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077726 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077726 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077726 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000077726 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000028947 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028947 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028947 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028947 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028947 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028947 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	90.80%
C000028947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000028947 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000028947 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000028947 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028947 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028947 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028947 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028947 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028947 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000028947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000028950 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028950 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028950 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028950 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028950 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028950 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	89.30%
C000028950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000028950 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.40%
C000028950 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000028950 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.10%
C000028950 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028950 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028950 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028950 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028950 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000028950 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000100478 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100478 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100478 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100478 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100478 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100478 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	89.30%
C000100478 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000100478 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.40%
C000100478 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000100478 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100478 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100478 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100478 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100478 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100478 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000100478 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000114881 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114881 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114881 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114881 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114881 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114881 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	89.30%
C000114881 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000114881 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.40%
C000114881 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114881 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.10%
C000114881 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114881 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114881 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000114881 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000114881 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000114881 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000100477 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100477 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100477 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100477 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100477 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100477 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	89.30%
C000100477 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000100477 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.40%
C000100477 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000100477 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100477 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100477 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100477 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100477 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100477 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000100477 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000083533 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000083533 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083533 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000083533 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000083533 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000083533 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	89.30%
C000083533 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000083533 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.40%
C000083533 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000083533 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.10%
C000083533 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000083533 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083533 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000083533 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000083533 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000083533 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000100476 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100476 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100476 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100476 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100476 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100476 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	89.30%
C000100476 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000100476 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.40%
C000100476 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000100476 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100476 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100476 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100476 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100476 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100476 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000100476 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000100475 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100475 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100475 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100475 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100475 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100475 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	89.30%
C000100475 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000100475 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.40%
C000100475 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000100475 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100475 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100475 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100475 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100475 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100475 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000100475 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000077732 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077732 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077732 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077732 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077732 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077732 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.60%
C000077732 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077732 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077732 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077732 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077732 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077732 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077732 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000077732 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000077733 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077733 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077733 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077733 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077733 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077733 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.60%
C000077733 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077733 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077733 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077733 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077733 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077733 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077733 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000077733 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000083534 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000083534 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000083534 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000083534 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000083534 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083534 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.60%
C000083534 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000083534 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000083534 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000083534 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000083534 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000083534 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083534 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000083534 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000077734 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077734 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077734 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077734 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077734 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077734 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.60%
C000077734 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077734 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077734 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077734 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077734 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077734 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077734 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000077734 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000114882 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114882 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114882 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114882 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000114882 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114882 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.60%
C000114882 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114882 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000114882 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000114882 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000114882 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000114882 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114882 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000114882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000077735 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077735 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077735 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077735 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077735 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077735 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.60%
C000077735 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077735 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077735 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077735 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077735 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077735 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077735 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000077735 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000077736 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077736 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077736 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077736 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077736 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077736 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.60%
C000077736 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077736 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077736 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077736 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077736 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077736 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000077736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000028951 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028951 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028951 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028951 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028951 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028951 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.60%
C000028951 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000028951 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000028951 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000028951 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000028951 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028951 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028951 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000028951 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000028952 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028952 [Member] | APi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028952 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028952 [Member] | JB Hunt Transport Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028952 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028952 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.60%
C000028952 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000028952 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000028952 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000028952 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000028952 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028952 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028952 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028952 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000077741 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077741 [Member] | APi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077741 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077741 [Member] | JB Hunt Transport Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077741 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077741 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.60%
C000077741 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077741 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077741 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000077741 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077741 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077741 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077741 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077741 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000077740 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077740 [Member] | APi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077740 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077740 [Member] | JB Hunt Transport Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077740 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077740 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.60%
C000077740 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077740 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077740 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000077740 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077740 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077740 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077740 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077740 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000114883 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114883 [Member] | APi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114883 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114883 [Member] | JB Hunt Transport Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114883 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114883 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.60%
C000114883 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000114883 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000114883 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000114883 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000114883 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114883 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114883 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114883 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000077739 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077739 [Member] | APi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077739 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077739 [Member] | JB Hunt Transport Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077739 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077739 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.60%
C000077739 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077739 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077739 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000077739 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077739 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077739 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077739 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077739 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000083535 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000083535 [Member] | APi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000083535 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083535 [Member] | JB Hunt Transport Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000083535 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000083535 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.60%
C000083535 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000083535 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000083535 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000083535 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000083535 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083535 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000083535 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083535 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000077738 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077738 [Member] | APi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077738 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077738 [Member] | JB Hunt Transport Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077738 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077738 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.60%
C000077738 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077738 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077738 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000077738 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077738 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077738 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077738 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077738 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000077737 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077737 [Member] | APi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077737 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077737 [Member] | JB Hunt Transport Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077737 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077737 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.60%
C000077737 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077737 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077737 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000077737 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077737 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077737 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077737 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000077752 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077752 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077752 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077752 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077752 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077752 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.70%
C000077752 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077752 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077752 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077752 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000077752 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077752 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077752 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077752 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077752 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000077752 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077752 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077753 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077753 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077753 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077753 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077753 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077753 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.70%
C000077753 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077753 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077753 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077753 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000077753 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077753 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077753 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077753 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077753 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000077753 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077753 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083538 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000083538 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000083538 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000083538 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000083538 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000083538 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.70%
C000083538 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000083538 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000083538 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000083538 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000083538 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000083538 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083538 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000083538 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083538 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000083538 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083538 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077754 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077754 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077754 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077754 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077754 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077754 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.70%
C000077754 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077754 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077754 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077754 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000077754 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077754 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077754 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077754 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077754 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000077754 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077754 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198286 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000198286 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000198286 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198286 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198286 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000198286 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.70%
C000198286 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198286 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198286 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198286 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198286 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198286 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198286 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198286 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198286 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000198286 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198286 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077755 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077755 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077755 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077755 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077755 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077755 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.70%
C000077755 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077755 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077755 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077755 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000077755 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077755 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077755 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077755 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077755 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000077755 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077755 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028956 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028956 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028956 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028956 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028956 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.70%
C000028956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000028956 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000028956 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.00%
C000028956 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000028956 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028956 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028956 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028956 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028956 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000028956 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028956 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077601 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077601 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077601 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077601 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077601 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077601 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.60%
C000077601 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077601 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.40%
C000077601 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077601 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077601 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077601 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077601 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077601 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000077600 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077600 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077600 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077600 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077600 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077600 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.60%
C000077600 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077600 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.40%
C000077600 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077600 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077600 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077600 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077600 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000198287 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198287 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000198287 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198287 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000198287 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000198287 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.60%
C000198287 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198287 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.40%
C000198287 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198287 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000198287 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198287 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198287 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000198287 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000077599 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077599 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077599 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077599 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077599 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077599 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.60%
C000077599 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077599 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.40%
C000077599 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077599 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077599 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077599 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077599 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077599 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000083540 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000083540 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000083540 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000083540 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000083540 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000083540 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.60%
C000083540 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000083540 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.40%
C000083540 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000083540 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000083540 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000083540 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000083540 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000083540 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000077598 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077598 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077598 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077598 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077598 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077598 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.60%
C000077598 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077598 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.40%
C000077598 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077598 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077598 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077598 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077598 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077598 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000077597 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077597 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077597 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077597 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077597 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077597 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.60%
C000077597 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077597 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.40%
C000077597 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077597 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077597 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077597 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077597 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077597 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000077618 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077618 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077618 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077618 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077618 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077618 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	88.40%
C000077618 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077618 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077618 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077618 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077618 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077618 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077618 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077619 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077619 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077619 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077619 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077619 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077619 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	88.40%
C000077619 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077619 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077619 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077619 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077619 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077619 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077619 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000177054 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000177054 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177054 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000177054 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000177054 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000177054 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	88.40%
C000177054 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000177054 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000177054 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000177054 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177054 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177054 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000177054 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077620 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077620 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077620 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077620 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077620 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077620 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	88.40%
C000077620 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077620 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077620 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077620 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077620 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077620 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077620 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000114888 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000114888 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114888 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000114888 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114888 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114888 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	88.40%
C000114888 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000114888 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114888 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000114888 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000114888 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114888 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000114888 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077621 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077621 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077621 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077621 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077621 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077621 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	88.40%
C000077621 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077621 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077621 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077621 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077621 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077621 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077621 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077622 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077622 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077622 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077622 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077622 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077622 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	88.40%
C000077622 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077622 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077622 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077622 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077622 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077622 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077623 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077623 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077623 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077623 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077623 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077623 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	88.40%
C000077623 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077623 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077623 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077623 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077623 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077623 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077623 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000183900 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183900 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183900 [Member] | Nestle SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183900 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183900 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183900 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.80%
C000183900 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	19.50%
C000183900 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183900 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000183900 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000183900 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183900 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183900 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000183900 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183899 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183899 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183899 [Member] | Nestle SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183899 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183899 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183899 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.80%
C000183899 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	19.50%
C000183899 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183899 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000183899 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000183899 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183899 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183899 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000183899 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183897 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183897 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183897 [Member] | Nestle SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183897 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183897 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183897 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.80%
C000183897 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	19.50%
C000183897 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183897 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000183897 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000183897 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183897 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183897 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000183897 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183896 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183896 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183896 [Member] | Nestle SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183896 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183896 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183896 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.80%
C000183896 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	19.50%
C000183896 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183896 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000183896 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000183896 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183896 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183896 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000183896 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183895 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183895 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183895 [Member] | Nestle SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183895 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183895 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183895 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.80%
C000183895 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	19.50%
C000183895 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183895 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000183895 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000183895 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183895 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183895 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000183895 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183894 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183894 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183894 [Member] | Nestle SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183894 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183894 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183894 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.80%
C000183894 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	19.50%
C000183894 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183894 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000183894 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000183894 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183894 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183894 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000183894 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183893 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183893 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000183893 [Member] | Nestle SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183893 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183893 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183893 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.80%
C000183893 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	19.50%
C000183893 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183893 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000183893 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000183893 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183893 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183893 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000183893 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183903 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000183903 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183903 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183903 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183903 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183903 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183903 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183903 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183903 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.20%
C000183903 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183903 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183903 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000183903 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000183903 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000183904 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000183904 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183904 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183904 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183904 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183904 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183904 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183904 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183904 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.20%
C000183904 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183904 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183904 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000183904 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000183904 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000183905 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000183905 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183905 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183905 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183905 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183905 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183905 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183905 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183905 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.20%
C000183905 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183905 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183905 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000183905 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000183905 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000183906 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000183906 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183906 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183906 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183906 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183906 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183906 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183906 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183906 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.20%
C000183906 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183906 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183906 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000183906 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000183906 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000183907 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000183907 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183907 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183907 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183907 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183907 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183907 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183907 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183907 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.20%
C000183907 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183907 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183907 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000183907 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000183907 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000183909 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000183909 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183909 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183909 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183909 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183909 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183909 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183909 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183909 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.20%
C000183909 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183909 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183909 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000183909 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000183909 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000183910 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000183910 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183910 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183910 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183910 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183910 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183910 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183910 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183910 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.20%
C000183910 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	12.70%
C000183910 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183910 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000183910 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000183910 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000219907 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219907 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219907 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219907 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219907 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219907 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.00%
C000219907 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219907 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219907 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219907 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000219907 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219907 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219907 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000219906 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219906 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219906 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219906 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219906 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219906 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.00%
C000219906 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219906 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219906 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219906 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000219906 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219906 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219906 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000225293 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225293 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225293 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225293 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225293 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225293 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.00%
C000225293 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000225293 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225293 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000225293 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000225293 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225293 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225293 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000219908 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219908 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219908 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219908 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219908 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219908 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.00%
C000219908 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219908 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219908 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219908 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000219908 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219908 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219908 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000219912 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219912 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219912 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219912 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219912 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219912 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.00%
C000219912 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219912 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219912 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219912 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000219912 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219912 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219912 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000219910 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219910 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219910 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219910 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219910 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219910 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.00%
C000219910 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219910 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219910 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219910 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000219910 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219910 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219910 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000219911 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219911 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219911 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219911 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219911 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219911 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.00%
C000219911 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219911 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219911 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219911 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000219911 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219911 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219911 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000219909 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219909 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219909 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219909 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219909 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219909 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.00%
C000219909 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219909 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219909 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219909 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000219909 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219909 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219909 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000240132 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240132 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240132 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240132 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240132 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240132 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240132 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240132 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000240130 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240130 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240130 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240130 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240130 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240130 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240130 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240130 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000240131 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240131 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240131 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240131 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240131 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240131 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240131 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240131 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%